Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.72825%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$723,946.00

Principal:
Principal Collections	$14,108,726.71
Prepayments in Full	$5,910,700.64
Liquidation Proceeds	$194,600.12
Recoveries	$82,649.55
Sub Total	$20,296,677.02
Collections	$21,020,623.02

Purchase Amounts:
Purchase Amounts Related to Principal	$154,139.96
Purchase Amounts Related to Interest	$399.73
Sub Total	$154,539.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,175,162.71

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,175,162.71
Servicing Fee	$301,296.94	$301,296.94	$0.00	$0.00	$20,873,865.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,873,865.77
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,873,865.77
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,873,865.77
Interest - Class A-3 Notes	$202,057.14	$202,057.14	$0.00	$0.00	$20,671,808.63
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$20,511,658.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,511,658.71
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$20,441,729.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,441,729.96
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$20,391,207.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,391,207.79
Regular Principal Payment	$19,090,320.69	$19,090,320.69	$0.00	$0.00	$1,300,887.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,300,887.10
Residual Released to Depositor	$0.00	$1,300,887.10	$0.00	$0.00	$0.00
Total		$21,175,162.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,090,320.69
Total					$19,090,320.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,090,320.69	$51.08	$202,057.14	$0.54	$19,292,377.83	$51.62
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$19,090,320.69	$14.67	$482,657.98	$0.37	$19,572,978.67	$15.04

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$143,472,526.45	0.3839243	$124,382,205.76	0.3328397
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$311,292,526.45	0.2392497	$292,202,205.76	0.2245774

Pool Information
Weighted Average APR	2.430%	2.423%
Weighted Average Remaining Term	29.24	28.44
Number of Receivables Outstanding	28,102	27,352
Pool Balance	$361,556,331.74	$340,858,847.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$337,314,996.59	$318,224,675.90
Pool Factor	0.2563559	0.2416807

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$22,634,171.91
Targeted Overcollateralization Amount	$48,656,642.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,656,642.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$329,316.50
(Recoveries)		101	$82,649.55
Net Loss for Current Collection Period			$246,666.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8187%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8141%
Second Prior Collection Period			0.9641%
Prior Collection Period			0.6424%
Current Collection Period			0.8428%
Four Month Average (Current and Prior Three Collection Periods)			0.8159%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2820	$11,780,020.34
(Cumulative Recoveries)			$2,278,592.08
Cumulative Net Loss for All Collection Periods			$9,501,428.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6737%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,177.31
Average Net Loss for Receivables that have experienced a Realized Loss			$3,369.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.36%	286	$4,645,111.68
61-90 Days Delinquent	0.18%	37	$628,741.70
91-120 Days Delinquent	0.11%	14	$377,623.51
Over 120 Days Delinquent	0.11%	23	$390,813.30
Total Delinquent Receivables	1.77%	360	$6,042,290.19

Repossession Inventory:
Repossessed in the Current Collection Period		15	$309,835.64
Total Repossessed Inventory		24	$505,053.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2941%
Prior Collection Period			0.2918%
Current Collection Period			0.2705%
Three Month Average			0.2855%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4099%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer